Immaterial Restatement of Prior Period Financial Statements - Schedule of Corrected Consolidated Statement of Operations and Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
Increase in contingent consideration liability
Total operating expenses	$ 15,972,669	5,767,389
Operating loss	(14,552,639)	(5,767,389)
Net loss	(12,431,181)	(5,160,561)
Net loss attributable to Common Member Units	(167,766,847)	(58,379,761)
Other comprehensive income (loss)
Currency translation adjustment	(1,548,154)	218,908
Comprehensive loss	$ (13,891,824)	(4,941,653)
Previously Reported [Member]
Operating expenses:
Increase in contingent consideration liability		866,519
Total operating expenses		6,633,908
Operating loss		(6,633,908)
Net loss		(6,027,080)
Net loss attributable to Common Member Units		(59,246,280)
Other comprehensive income (loss)
Currency translation adjustment		135,698
Comprehensive loss		(5,891,382)
Correction [Member]
Operating expenses:
Increase in contingent consideration liability		(866,519)
Total operating expenses		(866,519)
Operating loss		866,519
Net loss		866,519
Net loss attributable to Common Member Units		866,519
Other comprehensive income (loss)
Currency translation adjustment		83,210
Comprehensive loss		$ 949,729